INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 9	-	INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

		As of December 31,
	Useful Life	2014	2013
Facilities lease rights	5; 19	$15,699	$16,988
Technologies, patents and other rights	4;5;9	21,154	11,300
Trade name	9	3,499	2,146
Customer relationships	15	1,510	1,684
Others		175	275
		$42,037	$32,393